Revenue (Tables)	12 Months Ended
Mar. 31, 2024
Receivables from contracts with customers [abstract]
Summary of Receivables from contracts with customers, contract assets and contract liabilities
Receivables from contracts with customers, contract assets and contract liabilities are comprised of the following:

	Yen in millions
	April 1	March 31
	2022	2023	2024

Receivables from contracts with customers *1	1,382,377	1,679,106	1,931,631
Contract assets *2	16,785	19,355	17,820
Contract liabilities *3	366,227	508,454	534,432

*1
Receivables from contracts with customers are included in the consolidated statements of financial position as “Trade and other receivables, and contract assets” and “Other financial assets,”
non-current.

*2	Contract assets are included in the consolidated statements of financial position as “Trade and other receivables, and contract assets” and “Other non-current assets.”

*3	Contract liabilities are included in the consolidated statements of financial position as “Other current liabilities” and “Other non-current liabilities.”

Summary of the amount of cumulative revenue

	Yen in millions
	March 31
	2023	2024

Pictures — Motion Pictures and Television Productions *1	796,690	813,790
Pictures — Media Networks	8,120	10,027
Music *2	140,842	112,609
Others	68,708	58,717

*1	For Motion Pictures and Television Productions in the Pictures segment, Sony has included all contracts regardless of duration.

*2	The amount included in the Music segment primarily consists of minimum royalty guarantees or fixed fees in contracts related to license revenue for ongoing access to an evolving library of content.

Summary of Contract Costs	Contract costs are comprised as follows:

	Yen in millions
	March 31
	2023	2024
Incremental costs of obtaining a contract	6,110	6,882